Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts Receivable, Net

3. ACCOUNTS RECEIVABLE, NET

The following is a summary of accounts receivable as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, gross	36,433	67,603
Less: allowance for credit loss	(1,609)	(8,397)
Accounts receivable, net	34,824	59,206

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the period	—	(1,609)
Additions	(1,609)	(6,788)
Balance at end of the period	(1,609)	(8,397)